EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Declared Dividends (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 COP ($) installment $ / shares shares	Dec. 31, 2019 COP ($) installment $ / shares shares	Dec. 31, 2018 COP ($) installment $ / shares shares	Dec. 31, 2017 COP ($) $ / shares shares
EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT
Net income for the period | $	$ 2,399,001	$ 3,031,238	$ 2,887,749	$ 2,001,178
Cash dividends declared information	The General Meeting of Shareholders that took place on March 26, 2021, declared a dividend of 4.50 Colombian peso per month for the preferred and common shares, payable over the twelve-month period between April, 2021 and March 2022	In the general assembly held in March 2020, 60.00 pesos per share payable in twelve installments of 5.00 pesos per share, from April 2020 to March 2021.	In the general assembly held in March 2019, 60.00 pesos per share payable in twelve installments of 5.00 pesos per share, from April 2019 to March 2020.	In the general assembly held in March 2018, 48.00 pesos per share payable in twelve installments of 4.00 pesos per share, from April 2018 to March 2019.
Cash dividends declared | $ / shares	$ 54
Number of installments dividends payable | installment	12	12	12
Cash dividend declared, per installment | $ / shares	$ 4.50	$ 5.00	$ 5.00	$ 4.00
Number of shares outstanding | shares	22,281,017,159	22,281,017,159	22,281,017,159	22,281,017,159
Total dividends declared | $	$ 1,203,175	$ 1,336,861	$ 1,336,861	$ 1,069,489